Schedule of property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	$ 11,645
Property plant and equipment, Ending	11,499	$ 11,645
Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	2,199
Property plant and equipment, Ending	2,822	2,199
Equipments [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	3,911
Property plant and equipment, Ending	3,607	3,911
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	104
Property plant and equipment, Ending	112	104
Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	1,481
Property plant and equipment, Ending	1,372	1,481
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	3,950
Property plant and equipment, Ending	3,586	3,950
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	21,449	20,538
Additions	721	857
Disposals		(438)
Impact of foreign exchange rate changes	(713)	492
Acquisition of Aeterna (note 3)	235
Property plant and equipment, Ending	21,692	21,449
Gross carrying amount [member] | Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	2,199	1,462
Additions	700	683
Disposals
Impact of foreign exchange rate changes	(77)	54
Acquisition of Aeterna (note 3)
Property plant and equipment, Ending	2,822	2,199
Gross carrying amount [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	9,059	9,223
Additions	6	68
Disposals		(438)
Impact of foreign exchange rate changes	(294)	206
Acquisition of Aeterna (note 3)	124
Property plant and equipment, Ending	8,895	9,059
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	717	681
Additions	3	20
Disposals
Impact of foreign exchange rate changes	(26)	16
Acquisition of Aeterna (note 3)	23
Property plant and equipment, Ending	717	717
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	2,794	2,730
Additions
Disposals
Impact of foreign exchange rate changes	(99)	64
Acquisition of Aeterna (note 3)	88
Property plant and equipment, Ending	2,783	2,794
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	6,680	6,442
Additions	12	86
Disposals
Impact of foreign exchange rate changes	(217)	152
Acquisition of Aeterna (note 3)
Property plant and equipment, Ending	6,475	6,680
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	9,804	8,584
Disposals		(438)
Impact of foreign exchange rate changes	(323)	217
Property plant and equipment, Ending	10,193	9,804
Amortization	712	1,441
Accumulated depreciation [member] | Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning
Disposals
Impact of foreign exchange rate changes
Property plant and equipment, Ending
Amortization
Accumulated depreciation [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	5,148	4,842
Disposals		(438)
Impact of foreign exchange rate changes	(167)	114
Property plant and equipment, Ending	5,288	5,148
Amortization	307	630
Accumulated depreciation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	613	565
Disposals
Impact of foreign exchange rate changes	(22)	14
Property plant and equipment, Ending	605	613
Amortization	14	34
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	1,313	997
Disposals
Impact of foreign exchange rate changes	(44)	29
Property plant and equipment, Ending	1,411	1,313
Amortization	142	287
Accumulated depreciation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	2,730	2,180
Disposals
Impact of foreign exchange rate changes	(90)	60
Property plant and equipment, Ending	2,889	2,730
Amortization	$ 249	$ 490